RELATED PARTY BALANCES AND TRANSACTIONS - Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount recorded as inventories	$ 170,371		$ 121,361
Interest expenses	34,300	$ 33,641
Short term lease cost	4,673	4,066
Related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest expenses	23,183	13,799
Repaid the loan principal to related parties	226,108	161,639
Related party | Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	882		397
Related party | Purchase of products and services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchases	334,976	178,224
Cost of goods sold	198,294	158,085
Interest expenses	$ 4,420	$ 3,709
Bearing interest rate	5.00%	6.95%
Related party | Purchase of products and services | Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount recorded as inventories	$ 94,940		52,917
Related party | Purchase of products and services | Accounts Payable
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related parties for purchase	633,627		458,189
Related party | Purchase of products and services for R&D activities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchases	14,221	$ 49,264
Related party | Purchase of products and services for R&D activities | Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	33,360		156,442
Related party | Purchase of equipment and software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchases	58	465
Related party | Purchase of equipment and software | Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	591		1,603
Related party | Purchase of R&D equipment and software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchases	58	465
Related party | Purchase of show cars for exhibition
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deposits received from related party	943	0
Deposits included in other non-current liabilities - related parties	0		856
Related party | Purchase of show cars for exhibition | Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	1,097		306
Related party | Staff salary, social welfare and other travel expenses | Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	929	1,294
Related party | Short-term lease
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short term lease cost	81	$ 151
Related party | Short-term lease | Prepayments and other current assets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Prepayments to related parties	$ 2		$ 9